CONDENSED CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating Activities:
Net income (loss)	$ 74	$ (73)
Income from discontinued operations, net of tax	(8)	(8)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	95	84
Deferred income taxes	(2)	(17)
Noncash restructuring and impairment charges	7	9
Noncash interest	18	32
Noncash (gain) loss on foreign currency transactions	1	2
Gain on disposal of businesses/assets, net		(23)
Other, net	2	3
Changes in operating assets and liabilities:
Accounts receivable	(54)	(5)
Inventories	22	113
Prepaid expenses	(1)	(1)
Other current assets	(8)	2
Other noncurrent assets	6	(7)
Accounts payable	8	6
Accrued liabilities	40	(25)
Other noncurrent liabilities	(20)	(5)
Net cash provided by operating activities from continuing operations	180	87
Net cash provided by operating activities from discontinued operations	1	6
Net cash provided by operating activities	181	93
Investing Activities:
Capital expenditures	(97)	(76)
Insurance proceeds for recovery of property damage	50
Net repayments from (advances to) affiliates	121	(36)
Repayment of government grant	(5)
Cash received from unconsolidated affiliates	37	25
Investment in unconsolidated affiliates	(33)	(21)
Proceeds from sale of businesses/assets		9
Net cash provided by (used in) investing activities from continuing operations	73	(99)
Net cash used in investing activities from discontinued operations	(1)	(6)
Net cash provided by (used in) investing activities	72	(105)
Financing Activities:
Repayment of long-term debt	(5)	(1)
Net repayments on affiliate accounts payable	(86)	23
Final settlement of affiliate balances at Separation	(732)
Dividends paid to noncontrolling interests	(9)	(10)
Proceeds from issuance of long-term debt	750
Debt issuance costs paid	(18)
Other financing activities	1	(2)
Net cash (used in) provided by financing activities	(99)	10
Effect of exchange rate changes on cash	2
Net change in cash and cash equivalents, including discontinued operations	156	(2)
Cash and cash equivalents at beginning of period, including discontinued operations	30	22
Cash and cash equivalents at end of period, including discontinued operations	186	20
Supplemental cash flow information:
Cash paid for interest	2	4
Cash paid for income taxes	11	6
Supplemental disclosure of noncash activities:
Capital expenditures included in accounts payable	19	17
Received settlements of notes receivable from affiliates	57	230
Settlement of long-term notes payable/notes receivable with affiliates	$ 792	$ (1)